Shareholder Report, Holdings (Details) - C000116776 [Member]	Dec. 31, 2024
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
U S Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.90%	[2]
Long Equities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.00%	[2]
Long Interest Rate [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.30%	[2]
Short Commodities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(16.30%)	[2]
Short Currency [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(16.20%)	[2]
Short Equities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.50%)	[2]
Short Interest Rate [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(25.90%)	[2]

[1]	Includes variation margin on futures contracts.
[2]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.